POSTRETIREMENT BENEFITS	12 Months Ended
May 31, 2011
Postemployment Benefits Disclosure Abstract
Postemployment Benefits Disclosure Text Block

NOTE M – POSTRETIREMENT BENEFITS

We sponsor several, unfunded-health-care-benefit plans for certain of our retired employees as well as post-retirement life insurance for certain key employees. Eligibility for these benefits is based upon various requirements. The following table illustrates the effect on operations of these plans for the three years ended May 31, 2011:

	U.S. Plans			Non-U.S. Plans

(In thousands)	2011	2010	2009	2011	2010	2009

Service cost - Benefits earned during the period	$5	$3	$3	$736	$338	$358
Interest cost on the accumulated obligation	439	569	576	925	664	688
Amortization of:
Prior service cost	(86)	(28)	(27)
Unrecognized losses	(191)	(137)	(96)	89	(139)

Net Periodic Postretirement Expense	$167	$407	$456	$1,750	$863	$1,046

The changes in benefit obligations of the plans at May 31, 2011 and 2010 were as follows:
	U.S. Plans		Non-U.S. Plans

(In thousands)	2011	2010	2011	2010

Accumulated postretirement benefit obligation at
beginning of year	$7,936	$8,584	$14,974	$8,133

Service cost	5	3	709	338

Interest cost	439	569	891	664

Benefit payments	(633)	(568)	(317)	(323)

Plan amendments		(592)

Medicare subsidy received	97	104

Actuarial (gains) losses	1,259	(164)	(33)	5,856

Currency exchange rate changes			1,333	306

Accumulated and accrued postretirement benefit
obligation at end of year	$9,103	$7,936	$17,557	$14,974

In determining the postretirement benefit amounts outlined above, measurement dates as of May 31 for each period were applied.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2011 and 2010 are as follows:

	U.S. Plans		Non-U.S. Plans

(In thousands)	2011	2010	2011	2010

Current liabilities	$(672)	$(578)	$(380)	$(315)

Noncurrent liabilities	(8,431)	(7,358)	(17,177)	(14,659)

Net Amount Recognized	$(9,103)	$(7,936)	$(17,557)	$(14,974)

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2011	2010	2011	2010

Net actuarial gain (loss)	$778	$2,227	$(2,943)	$(2,824)

Prior service credits	689	776

Total recognized in accumulated other comprehensive
income not affecting retained earnings	$1,467	$3,003	$(2,943)	$(2,824)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans

(In thousands)	2011	2010	2011	2010
Changes in plan assets and benefit obligations
recognized in other comprehensive income:
Prior service cost	$-	$(592)	$-	$-
Net loss (gain) arising during the year*	1,259	(164)	(33)	5,799
Effect of exchange rates on amounts included in AOCI			241	(57)
Amounts recognized as a component of net periodic
benefit cost:
Amortization or curtailment recognition of prior service
credit (cost)	86	26
Amortization or settlement recognition of net gain (loss)	191	138	(89)	137

Total recognized in other comprehensive loss (income)	$1,536	$(592)	$119	$5,879

* Includes curtailment gains not recognized as a component of net periodic pension cost.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:
		U.S. Plans			Non-U.S. Plans

Year-End Benefit Obligations		2011	2010		2011	2010

Discount rate		4.75%	5.75%		5.75%	5.75%
Current healthcare cost trend rate		7.87%	8.04%		7.00%	7.40%
Ultimate healthcare cost trend rate		4.50%	4.50%		4.50%	4.50%
Year ultimate healthcare cost trend rate will be realized		2029	2029		2030	2030

	U.S. Plans			Non-U.S. Plans

Net Periodic Pension Cost	2011	2010	2009	2011	2010	2009

Discount rate	5.75%	6.90%	6.50%	5.75%	8.00%	6.50%
Healthcare cost trend rate	8.04%	8.60%	8.50%	7.40%	10.00%	6.50%
Ultimate healthcare cost trend rate	4.50%	4.50%	5.00%	4.50%	5.00%	4.50%
Year ultimate healthcare cost trend rate will
be realized	2029	2029	2015	2030	2024	2012

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2011 and 2010:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2011	2010	2011	2010
1% Increase in trend rate
Accumulated Benefit Obligation	$442	$380	$3,938	$3,231
Postretirement Cost	22	34	423	209
1% Decrease in trend rate
Accumulated Benefit Obligation	$(394)	$(338)	$(3,039)	$(2,499)
Postretirement Cost	(19)	(30)	(320)	(161)

We expect to pay approximately $1.2 million in estimated postretirement benefits in each of the next five years. In the five years thereafter (2017-2021) we expect to pay a cumulative total of $7.8 million.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”), was signed into law on December 8, 2003. The Act provides for prescription drug benefits under Medicare Part D and contains a subsidy to plan sponsors who provide “actuarially equivalent” prescription drug plans. Our actuary has determined that the prescription drug benefit provided by our postretirement plan is considered to be actuarially equivalent to the benefits provided under the Act for all years since inception.

We have included the impact of our portion of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 subsidy in the determination of accumulated postretirement benefit obligation for the U.S. nonpension postretirement benefit plan for the periods ended May 31, 2010. For the fiscal years ended May 31, 2011 and 2010, we received reimbursements from Medicare related to this law amounting to approximately $100,000 each year.